Financial Instruments and Risk Management (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Undiscounted Contractual Maturity Analysis for Financial Assets and Liabilities
The following table shows an undiscounted contractual maturity analysis for financial assets and financial liabilities and reflects management's expectations with respect to realisation of financial assets and financial liabilities and timing of termination:

Year ended 30 June 2025	Weighted average interest rate %	1 year or less $’000	1 to 5 years $’000	More than 5 years $’000	Total $’000
Financial assets
Cash and cash equivalents	3.49%	72,290	–	–	72,290
Trade and other receivables		23,451	–	–	23,451
Other financial assets		–	–	1,007	1,007
Other assets	2.14%	5,389	670	10,281	16,340
Total financial assets		101,130	670	11,288	113,088
Financial liabilities
Trade and other payables		49,608	–	–	49,608
Interest bearing liabilities	16.00%	15,243	14,675	–	29,918
Lease liabilities	9.63%	2,697	90	–	2,787
Total financial liabilities		67,548	14,765	–	82,313
Net financial instruments		33,582	(14,095)	11,288	30,775

Year ended 30 June 2024
Financial assets
Cash and cash equivalents	4.34%	90,624	–	–	90,624
Trade and other receivables		11,877	–	–	11,877
Other financial assets		–	–	740	740
Other assets	2.50%	18,530	–	–	18,530
Total financial assets		121,031	–	740	121,771
Financial liabilities
Trade and other payables		60,876	–	–	60,876
Interest bearing liabilities	5.00%	12,672	12,533	–	25,205
Lease liabilities	9.69%	3,200	2,738	–	5,938
Other liabilities		–	–	4,540	4,540
Total financial liabilities		76,748	15,271	4,540	96,559
Net financial instruments		44,283	(15,271)	(3,800)	25,212

Fair Value of Financial Assets and Liabilities
The following table shows the fair value of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information of financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

At 30 June 2025	Level 1 $’000	Level 2 $’000	Level 3 $’000	Total $’000
Other financial assets designated at FVOCI	1,007	–	–	1,007
Trade and other receivables	–	157	–	157
Total	1,007	157	–	1,164

At 30 June 2024
Other financial assets designated at FVOCI	740	–	–	740
Trade and other payables	–	(6,505)	–	(6,505)
Total	740	(6,505)	–	(5,765)

Movement in Liabilities from Financing Activities
The movement in the Group’s liabilities from financing activities during the year is as follows:

Year ended 30 June 2025	Interest bearing liabilities $’000	Preference shares $’000	Lease liabilities $’000	Total $’000
At the beginning of the financial year	–	25,205	5,415	30,620
Cash movements	558	–	(3,226)	(2,668)
Other non-cash movements	24	4,145	475	4,644
At the end of the financial year	582	29,350	2,664	32,596

Year ended 30 June 2024
At the beginning of the financial year	112	24,849	6,253	31,214
Cash movements	(112)	–	(3,280)	(3,392)
Other non-cash movements	–	356	2,442	2,798
At the end of the financial year	–	25,205	5,415	30,620

Year ended 30 June 2023
At the beginning of the financial year	–	23,462	10	23,472
Cash movements	110	–	(776)	(666)
Other non-cash movements	2	1,387	7,019	8,408
At the end of the financial year	112	24,849	6,253	31,214

Interest Rate Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Net Exposure to Risk
The Group’s net exposure to interest rate risk at the reporting date is as follows:

	2025 $’000	2024 $’000
Financial assets
Cash and cash equivalents	72,290	90,624
Other assets	16,340	18,530
Financial liabilities
Interest bearing liabilities	(44,955)	–
Net exposure	43,675	109,154

Sensitivity Analysis
The following table demonstrates the sensitivity to a 100 basis point change in interest rates, with all other variables remaining constant:

	Effect on profit after tax 2025 $’000	Effect on profit after tax 2024 $’000
+100 basis point change in interest rates	306	764
-100 basis point change in interest rates	(306)	(764)

Foreign Currency Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Net Exposure to Risk
The Group's net exposure to foreign currency risk (in Australian dollars) at the reporting date is as follows:

	Canadian dollar risk exposure 2025 $’000	Canadian dollar risk exposure 2024 $’000	US dollar risk exposure 2025 $’000	US dollar risk exposure 2024 $’000
Financial assets
Cash and cash equivalents	1	22,637	21,703	6,290
Trade and other receivables	–	155	29,012	6,209
Other assets	–	–	3,880	5,940
Financial liabilities
Trade and other payables	(2)	–	(9,305)	(6,464)
Interest bearing liabilities	–	–	(47,115)	(4,546)
Other liabilities	–	–	(7,608)	(12,007)
Net exposure	(1)	22,792	(9,433)	(4,578)

Sensitivity Analysis
Based on the Group’s net financial assets and liabilities as at 30 June, a weakening of the Australian dollar against these currencies as illustrated in the table below, with all other variables held constant, would have the following effect on the Group’s profit or loss after tax:

	Effect on profit after tax 2025 $’000	Effect on profit after tax 2024 $’000
5 per cent movement in Canadian dollar	–	(798)
5 per cent movement in United States dollar	330	160